Income Taxes - Disclosure of deferred taxes (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Components of deferred tax assets and liabilities [Line Items]
Deferred income tax assets	$ 10,576,050	$ 10,145,668
Net deferred income tax assets	0	0
Exploration equipment [Member]
Components of deferred tax assets and liabilities [Line Items]
Deferred income tax assets	6,281,863	4,721,336
Scientific research and experimental developmental expenditures [Member]
Components of deferred tax assets and liabilities [Line Items]
Deferred income tax assets	4,294,187	5,424,332
Property plant and equipment [Member]
Components of deferred tax assets and liabilities [Line Items]
Deferred income tax liabilities	$ (10,576,050)	$ (10,145,668)